Summary Of Significant Accounting Polices - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Accounting Policies [Line Items]
Exchange gains/(losses)		¥ (7,068)	¥ 8,805	¥ (7,892)
Other comprehensive income/(loss), Foreign currency translation adjustments	$ 8,261	¥ 55,440	(81,141)	96,010
Convenience translation exchange rate (RMB per US $1.00)		6.7112
Inventory write downs		¥ 0	2,202	2,040
Aggregate amount of transaction price allocated to remaining performance obligations		0
Marketing expenses		104,311	249,993	101,919
Government grants received		13,430	2,646	9,236
Capital leases		0	0
Employee benefit expenses		¥ 76,252	101,615	144,059
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits	10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required	50.00%	50.00%
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds		¥ 496	¥ 1,067	¥ 773
Maximum
Accounting Policies [Line Items]
Operating lease agreements, initial lease term		3 years